As filed with the Securities and Exchange Commission on October 13, 2004.


                                                     Commission File No. 2-85378
                                                    Commission File No. 811-3462

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
  Post-Effective Amendment No. 49

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
  Amendment No. 49

                                 The Flex-funds
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614) 766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
         --------------------------------------------------------------
             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

         It is proposed that this filing will become effective (check appropriate box).

       _____
      /____/   immediately upon filing pursuant to paragraph (b) of Rule 485

       _____
      /____/   on ________, 2004 pursuant to paragraph (b) of Rule 485.

       _____
      /____/   60 days after filing pursuant to paragraph (a)(1).

       _____
      /____/   on (date) pursuant to paragraph (a)(1).

       _____
      / XXX /  75 days after filing pursuant to paragraph (a)(2).
      -----

       _____
      /____/   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       _____
      /____/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 49 (the "Amendment') to the Registrant's Registration Statement on Form N-1A is being filed with respect to the registration of an additional class of shares of The Money Market Fund. The additional class of shares to be called the Institutional Fund will have a separate Prospectus and Statement of Additional Information. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectuses or Statements of Additional Information with respect to the other series of the Registrant, which Prospectuses and Statements of Additional Information are incorporated herein by reference. The Amendment also does not otherwise affect (i) the financial statements required by Item 21 of Part B of the Registrant's Registration Statement on Form N-1A contained in Post-Effective Amendment No. 48 or (ii) except as otherwise provided below, Part C of the Registrant's Registration Statement on Form N-1A as contained in Post-Effective Amendment No. 48, all of which are incorporated herein by reference. The Multiple Class Plan for the Money Market Fund, however, is affected by the Amendment and therefore is attached hereto as Exhibit 22(n) to Part C hereof.

                        THE FLEX-FUNDS INSTITUTIONAL FUND
                               A MONEY MARKET FUND

                        PROSPECTUS - ______________, 2004

      The Institutional Fund (the "Fund") is a class of shares of The Flex-funds Money Market fund ("MMF").

      This Prospectus gives you important information about the Fund that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                 The Flex-funds
                               6125 Memorial Drive
                                Dublin, OH 43017
                         1-800-325-FLEX or 614-760-2159

                                TABLE OF CONTENTS

_________________________________________________________ THE INSTITUTIONAL FUND

A look at the Fund's investment goals,     Investment Goal                 _____
strategies, risks, performance             Main Strategies                 _____
and expenses                               Main Risk Factors               _____
                                           Fees and Expenses of the Fund   _____

Information on who may want to invest      Who May Want to Invest          _____
and who may not want to invest


More information about the Fund            More Information about the Fund _____
you should know before investing           Who Manages the Fund?           _____
                                           Performance                     _____
                                           How is the Trust Organized?     _____
                                           How Does Taxation Affect the
                                             Fund and Its Shareholders?    _____
                                           Financial Highlights            _____

_____________________________________________________________ SHAREHOLDER MANUAL

Information about account                  How to Buy Shares               _____
transactions and services                  Distribution Fees               _____
                                           How to Make Withdrawals
                                             (Redemptions)                 _____
                                           Transaction Policies            _____
                                           Other Shareholder Services      _____


________________________________________________________________ MORE ABOUT RISK

                                           Investment Practices and
                                             Related Risks                 _____
                                           Securities and Related Risk
                                             Glossary                      _____

___________________________________________________________ FOR MORE INFORMATION

Where to learn more about the Fund         Back Cover

                  THE INSTITUTIONAL FUND [insert ticker symbol]

INVESTMENT GOAL

The Fund seeks to provide current income while maintaining a stable share price of $1.00. To pursue this goal, MMF invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.


MAIN STRATEGIES

MMF, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.00.

o MMF only buys securities that the adviser determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in the adviser's opinion.

o MMF only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

o Generally, MMF may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

o Generally, the adviser will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

MMF will limit its purchases to U.S. government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high grade corporate obligations, funding agreements and repurchase agreements.

MMF's and the Fund's investment goal is not fundamental and may be changed without shareholder approval.

For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Fund."

MAIN RISK FACTORS

MMF is subject to income risk, which is the possibility that MMF 's dividends or income will decline because of falling interest rates. MMF is subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by MMF will be unable to repay interest and principal in a timely manner.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

No bar chart and performance table are available for the Fund because it was recently organized and has less than one calendar year of operations.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales loads, fees or other charges

      o     to buy Fund shares directly from the Fund

      o     to reinvest dividends in additional shares

      o     to exchange into shares of funds in the Flex-funds family of funds

      o     or to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

     Management Fees                             0.32%
     Distribution (12b-1) Fees                   0.03%
     Other Expenses(1)                           0.20%
                                                 -----
     Total Annual Fund Operating Expenses        0.55%

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

      o     invest $10,000 in the Fund

      o     redeem your shares at the end of the periods shown below

      o     earn a 5% return each year and

      o     incur the same Fund operating expenses shown above,

your cost of investing in the Fund would be:

      1 Year           3 Years
      ------           -------

       $56              $176

Of course, your actual costs may be higher or lower.

WHO MAY WANT TO INVEST

The Fund may be appropriate if you are an institutional investor who:

o likes to earn income at current money market rates while preserving the value of your investment

o     is looking for a short-term component of an asset allocation program

o     characterizes your investment outlook as "very conservative"

o wants to be able to move money into stock or bond investments quickly and without penalty

The Fund may not be appropriate if you:

o     are investing for maximum return over a long-term horizon

                         MORE INFORMATION ABOUT THE FUND


Multiple Class Fund. The MMF is a multiple class fund with two classes of shares. The Fund is a class of shares of the MMF. The differing expenses applicable to the different class of MMF's shares may affect the performance of those classes. Persons entitled to receive compensation for selling or promoting MMF's shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the differing classes of MMF shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.


How does MMF pursue its investment goal?

The manager seeks to achieve its goal by investing in high-quality money market instruments which mature in 397 days or less. Also, MMF will seek to minimize changes in the value of its assets due to market factors by maintaining a dollar-weighted average portfolio maturity of 90 days or less.

MMF may change its average portfolio maturity or level of quality to protect its net asset value when it is perceived that changes in the liquidity of major financial institutions may adversely affect the money markets. Consequently, for temporary defensive purposes, MMF may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. government or agency obligations.

                              WHO MANAGES THE FUND?

The Board. The board of trustees oversees the management of MMF and the Fund, and elects the Flex-funds trust's officers. The officers are responsible for MMF and the Fund's day-to-day operations. Information concerning the trustees and officers of the Flex-funds trust appears in the Statement of Additional Information.

Investment Adviser. Meeder Asset Management, Inc. ("Meeder") manages MMF's assets and makes investment decisions for it. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. In addition, Meeder has served as investment adviser to The Flex-funds trust since its inception in 1982. As of September 30, 2004, Meeder and its affiliates managed approximately $____ billion in assets. Meeder has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

Portfolio Manager

      The portfolio managers responsible for the portfolio's investments are Joseph A. Zarr and Christopher M. O'Daniel, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the Fund's predecessor in 2001. Mr. O'Daniel has been associated with Meeder Asset Management as a security analyst since 2002 and began serving as a co-portfolio manager of the Fund's predecessor in 2002. Mr. O'Daniel brings 16 years of investment industry experience to Meeder Asset Management, with previous positions with School Employees Retirement System of Ohio, Duff & Phelps Investment Management, and National City Bank.

Management Fees. The Fund pays management fees at the rate of 0.32% of the Fund's average daily net assets.

                      PAST PERFORMANCE OF PREDECESSOR FUND

      Purpose of Past Performance. The table below compares the past performance of a predecessor fund with the same investment objective, investment adviser and fee structure as the Fund with the returns of an index of funds with similar investment objectives.

                 Predecessor Fund's         iMoneyNet, Inc.'s Average
    Year         Annual Total Return           Institutional Fund(1)
    ----         -------------------        -------------------------

    1996         5.43%                              5.23%
    1997         5.53%                              5.40%
    1998         5.49%                              5.33%
    1999         5.13%                              4.96%
    2000         6.37%                              6.19%
    2001         4.26%                              3.87%
    2002         1.73%                              1.50%
    2003         1.06%                              0.84%

(1) An index of funds such as iMoneyNet, Inc.'s Average Institutional Fund index includes a number of mutual funds grouped by investment objective.

                           HOW IS THE TRUST ORGANIZED?

      The Fund is a no-load class of shares of the Money Market Fund, an open-end management investment company that is a series of The Flex-funds trust (the "Trust").

      The board of trustees of the Trust oversees MMF's and the Fund's activities. The board retains various companies to carry out MMF's and the Fund's operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate MMF's and the Fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints its board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

      MMF does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

Portfolio Trades

      As long as the manager believes a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by MMF to reduce its, and thus the Fund's, expenses.

Diversification

      MMF is diversified, which means it may not invest more than 5% of its assets in the securities of one company.

             HOW DOES TAXATION AFFECT THE FUND AND ITS SHAREHOLDERS?

How Does MMF Earn Income and Gains?

      MMF may earn dividends and interest (its "income") on its investments. When MMF sells a security for a price that is higher than it paid, it has a gain. When MMF sells a security for a price that is lower than it paid, it has a loss. If MMF has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If MMF has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. MMF's gains and losses are netted together, and, if MMF has a net gain (its "gain"), that gain will generally be distributed to you.

Taxation of MMF's Investments

      MMF invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that the portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the Fund pays to you. These special tax rules are discussed in the Statement of Additional Information.

      Taxation of the Fund. As a regulated investment company, MMF generally pays no federal income tax on the income and gains that the Fund distributes to you.

Taxation of Shareholders

What is a Distribution?

      As a shareholder, you will receive your share of the Fund's income and gains on MMF's securities investments. The Fund's income and short-term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the Fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the Fund are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. The Fund distributes capital gains, if any, annually.

      Distributions. Distributions from the Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The Internal Revenue Service requires you to report these amounts on your income tax return for the prior year.

      Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

      Dividends-Received Deduction. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the Fund.

      Buying a Dividend. Purchasing Fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares. The risk in buying a dividend is that the portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

      Dividend Reinvestments. Most investors have their dividends reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Redemptions and Exchanges

      What is a Redemption?

      A redemption is a sale by you to the Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the Fund for shares of another Flex-funds fund is treated as a redemption of Fund shares and then a purchase of shares of the Flex-funds fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares, which the IRS requires you to report on your income tax return.

      U.S. Government Interest. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The Fund will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

      State Taxes. Ordinary dividends and capital gain distributions that you receive from the Fund, and gains arising from redemptions or exchanges of your Fund shares will generally by subject to state and local income tax. The holding of Fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the Fund.

      In Kind Distributions. The Trust has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion management, payment in cash would be harmful to existing shareholders. In the event the Fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

      Backup Withholding. By law, the Fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                               SHAREHOLDER MANUAL

                                How To Buy Shares

Shares of The Institutional Fund are offered continuously and sold without a sales charge. Shares are sold at the net asset value per share next determined after receipt of both a purchase order and payment in federal funds. Investments made by check are entered and credited at the net asset value determined on the next business day following receipt.

Minimum Investment. The minimum investment to open an account in the Fund is $5 million.

Opening an Account.  You may open an account by mail or bank wire as follows:

      By Mail: To purchase shares, fill out the New Account Application accompanying this Prospectus. A check payable to The Institutional Fund must accompany the New Account Application. The fund does not accept third party checks. Payments may be made by check or Federal Reserve Draft payable to the Fund and should be mailed to the following address: The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017.

      By Bank Wire: If the wire order is for a new account, you must telephone the fund prior to making your initial investment. Call 1-800-325-3539, or
      (614) 760-2159. Advise the Fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

         Huntington National Bank, N.A.
         ABA #: 044000024
         DDA Name:    Master Account
         Account Name:  (Include Shareholder Name)
         DDA #:  01892236997
         Attn: The Institutional Fund
         For Account #:  (Include Shareholder A/C #)

On new accounts, a completed application must be sent to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent. The Fund will not permit a redemption until it receives the New Account Application in good order.

We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Subsequent Investments. Subsequent investments in an existing account in the Fund may be made by mailing a check payable to The Institutional Fund. Please include your account number on the check and mail as follows:

              The Flex-funds
              L-2569
              Columbus, OH 43260-2569

Subsequent investments may also be made by bank wire as described above. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.

When Purchases Are Effective. New Account Applications and subsequent purchase orders for The Institutional Fund which are received by or on behalf of the Fund prior to 12:00 p.m., Eastern time on a business day, begin earning dividends that day, provided payment in federal funds (bank wire) is received by the bank that day. New Account Applications and subsequent purchase orders which are received after 12:00 p.m., or for which wire payment is not received, are accepted as a purchase the following day. Investments made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.

If your check is dishonored, the purchase and any dividends paid thereon will be reversed and the Fund will charge you $15 for each check that is dishonored. If shares are purchased with federal funds, they may be redeemed at any time thereafter, and you may secure your funds as explained below. (See "How to Make Withdrawals (Redemptions).")

Financial Institutions: You may buy shares or sell shares of the Fund through a broker or financial institution, which may charge you a fee for this service. If you are purchasing shares of the Fund through a program of services offered or administered by a brokerage firm or financial institution, you should read the program materials in conjunction with this Prospectus.

Purchase orders for the Fund which are received prior to noon, Eastern time, begin earning dividends that day, provided Huntington National Bank, N.A., the Custodian for the Fund, receives federal funds by 4:00 p.m., Eastern time, that same day. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by the Fund.

                                Distribution Fees

      Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The Fund has a 12b-1 plan. Under the plan the Fund pays an annual fee of up to 0.03% of fund assets for distribution services. Payments under the plan are made for distribution in the form of commissions and fees, advertising, sales literature, services of public relations consultants, direct solicitation and expenses of printing prospectuses and reports used for sales purposes. Persons who receive payments under the plan include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, and service organizations. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                      How To Make Withdrawals (Redemptions)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

      By Mail: You may redeem shares by mailing a written request to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

      o     Your account registration has changed within the last 30 days;

      o The check is being mailed to a different address than the one on your account (record address);

      o The check is being made payable to someone other than the account owner; or

      o The redemption proceeds are being transferred to a Fund account with a different registration. Amounts withdrawn are mailed without charge to the address printed on your account statement.

      You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

      We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

      Amounts withdrawn are mailed without charge to the address printed on your account statement.

      By Telephone: You may redeem by telephone: 1-800-325-3539, or call (614) 760-2159. If you wish to use this procedure, you must select this feature on the New Account Application. Amounts withdrawn from an account by telephone are mailed without charge to the address printed on your account statement.

      As a special service, you may arrange to have amounts in excess of $10,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on the New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.

      You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the Fund. In this case, your signature must be guaranteed. Additional documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries.

      When Redemptions Are Effective. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

      When Payments Are Made. Amounts withdrawn by telephone are normally mailed or wired on the next Columbus, Ohio bank business day following the date of the order for withdrawal. If a request for a wire redemption is received prior to noon, Eastern time, on a bank business day, funds will be wired on the same day. Amounts withdrawn by mail are normally sent by mail within one business day after the request is received, and must be mailed within seven days, with the following exception. If shares are purchased by check, the Funds' transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 15 days. The Fund will forward proceeds promptly once the check has cleared. (See "How to Buy Shares.")

      Accounts With Low Balances. The Fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $5 million as a result of redemptions you have made. The Fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in the account to $5 million.

                               Exchange Privilege

You may exchange shares of the Fund for shares of any Flex-funds fund that are available for sale in your state at their respective net asset values. The Flex-funds family of funds has a variety of investment objectives. Read the relevant fund prospectus for more information about the fund that meets your investment goals. You may obtain a free prospectus from The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017, or by telephone: 1-800-325-3539; in Ohio call (614) 760-2159.

Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

      o     you wish to register a new account in a different name or

      o     you wish to add telephone redemption to an account.

Exchange requests may be directed to the Fund by telephone or written request. If your request is in valid form, and is received prior to noon., Eastern time, shares will be exchanged that day. Otherwise, they will be exchanged the next business day.

      By Mail: Exchange requests may also be made in writing and should be sent to The Flex-funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017. The letter must be signed exactly as your name appears on the fund's account records.

      By Telephone: Exchange requests may be made by telephone: call 1-800-325-3539, or call (614) 760-2159. You may make exchanges by telephone if you have telephone redemption privileges for your current account. The registration of additional accounts must be identical.

      Any exchange involves a redemption of all or a portion of the shares in one fund and an investment of the redemption proceeds in shares of one of the other funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, the fund may reject any exchange request and limit your use of the exchange privilege.

      The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange.

                              TRANSACTION POLICIES

      Valuation of Shares. The net asset value per share (NAV) for the Fund is determined each business day that the Federal Reserve System is open. The NAV is calculated on each such business day at noon Eastern Time by dividing the Fund's share of MMF's net assets by the number of shares of the Fund outstanding. MMF's portfolio securities are valued on the basis of amortized cost.

      Buy and Sell Prices. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

      Execution of Requests. The Fund is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

      At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

      In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

      Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

      Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           Other Shareholder Services

      Sub-accounting for Institutional Investors:

      The Fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the Fund.

      Distributor:

      Shares of the Fund are sold in those states where its shares have been registered for sale or a valid exemption exists. States where registration or an exemption exists can be obtained by calling 1-800-325-3539 or (614) 760-2159.

                                 MORE ABOUT RISK

      The Fund's risk profile is largely defined by MMF's principal securities and investment practices. You may find the most concise description of the Fund's and MMF'S risk profile in "Main Risk Factors."

      MMF is permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that MMF utilizes these securities or practices, its and the Fund's overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. MMF follows certain policies that may reduce these risks.

      As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over any period of time - days, months or years.

Investment Practices and Related Risks

      Borrowing. A loan of money from a bank or other financial institution undertaken by MMF. MMF may borrow up to 5% of its assets. Leverage and credit risks are the principal risks.

      Defensive Measures. Shortening the average maturity of portfolio investments and/or investing only in the highest quality debt instruments. The adviser may invest 100% of its assets defensively if it believes market conditions warrant defensive measures. Opportunity risk is the principal risk.

      Repurchase Agreements. The purchase of a security that must later be sold back to the issuer at the same price plus interest. MMF may invest up to 100% of its assets in repurchase agreements. Credit risk is the principal risk.

      Short-Term Trading. Selling a security soon after purchase. If MMF engages in short-term trading, it will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the Fund, you will be taxed at ordinary tax rates. There is no limitation on MMF's ability to engage in short-term trading. Market risk is the principal risk.

Securities and Related Risks

      Investment Grade Bonds. Bonds rated BBB (Standard & Poor's) or Baa (Moody's) or above. Interest rate, prepayment, market and credit risks are the principal risks.

      Illiquid and Restricted Securities. Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. MMF is permitted to invest 10% of its assets in illiquid and restricted securities. Market, liquidity and transaction risks are the principal risks.

                                  RISK GLOSSARY

      Credit Risk means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

      Interest Rate Risk is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

      Leverage Risk occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

      Liquidity Risk occurs when investments cannot be sold readily. MMF may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

      Market Risk exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

      Opportunity Risk means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

      Prepayment Risk is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

      Transaction Risk means that MMF may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

FOR MORE INFORMATION:

Statement of Additional Information (SAI)

      The SAI provides more detailed information about the Fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

Annual and Semiannual Reports

      These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

      Information about the Fund (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

      To request a free copy of the current annual/semi-annual report or SAI, request other information about the Fund, or make shareholder inquiries, please write, call or E-mail us at:

           The Flex-funds
           6125 Memorial Drive
           Dublin, OH  43017
           Telephone:  1-800-325-3539 or 614-760-2159
           Fax:  614-766-6669
           flexfunds@meederfinancial.com
           www.flexfunds.com


                                        Investment Company Act File No. 811-3462

                             THE INSTITUTIONAL FUND
                               6125 Memorial Drive
                               Dublin, Ohio 43017

            Statement of Additional Information Dated ________, 2004

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Institutional Fund dated ______, 2004. A copy of the Prospectus may be obtained from The Institutional Fund, c/o Meeder Asset Management, Inc. at the above address or by calling: 1-800-325-FLEX or
(614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


Description of the Trust                                                       2
Investment Policies and Related Matters                                        3
         General                                                               3
         The Money Market Fund                                                 4
         Money Market Instruments                                              4
         Ratings                                                               6
         Investment Restrictions                                               8
         Purchase and Sale of Portfolio Securities                            10
         Valuation of Portfolio Securities                                    10
         Calculation of Yield                                                 10
Investment Adviser and Manager                                                11
Officers and Trustees                                                         12
Distribution Plan                                                             18
Redemptions in Kind                                                           18
Additional Information                                                        19
Anti-Money Laundering Program                                                 19
Proxy Voting Procedures                                                       20
Financial Statements                                                          21
Appendix I


Investment Adviser                                  Transfer Agent
------------------                                  --------------
Meeder Asset Management, Inc.                       Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST

                                   BACKGROUND

      The Flex-funds (the "Trust"), was organized as a Massachusetts business trust on December 31, 1991 s the successor to a Pennsylvania business trust organized on April 30, 1982. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6125 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

      The Trust has retained the services of Meeder Asset Management, Inc. as investment adviser for each of its constituent funds. The Institutional Fund is a class of shares of one such fund, The Flex-funds Money Market Fund ("MMF"), which has one other class of shares, a retail money market fund.

      As stated in "Investment Policies and Related Matters," MMF's (and thus the Fund's) investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

      For descriptions of the investment objectives and policies of the Fund, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Fund, see "Investment Adviser and Manager" and "Officers and Trustees."

                          Shares of Beneficial Interest

      The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

      A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

      Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. On an issue relating to a particular class of shares of a Fund, only shares of that class vote. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

      When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.


      MMF has two classes of shares: The Money Market Fund and the Instituional Fund. The differing expenses applicable to the different classes of MMF's shares may affect the performance of those classes. Persons entitled to receive compensation for selling or promoting MMF's shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of MMF shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.


      Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

                                TRUSTEE LIABILITY

      The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS

GENERAL

      The investment policies set forth below in this section represent MMF's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and they may be changed by the Trustees without shareholder approval.

THE MONEY MARKET FUND

      MMF seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance it will be able to do so. To do so, MMF utilizes the amortized cost method of valuing its portfolio securities pursuant to a rule adopted by the Securities and Exchange Commission. The rule also prescribes portfolio quality and maturity standards. MMF will be managed in accordance with the requirements of this rule.

MONEY MARKET INSTRUMENTS

      MMF will limit its purchases, denominated in U.S. dollars, to the following securities:

      * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

      * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. MMF may also invest in obligations (including certificates of deposit and bankers acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. MMF will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will it invest more than 10% of its assets in time deposits.

      * High Quality Commercial Paper - MMF, which is subject to specific quality criteria and diversification requirements, may invest in commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services, or, if not rated, guaranteed by a company having commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services.

      * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consist of unregistered securities which are traded in public markets to qualified institutional investors, such as MMF. MMF's risk is that the universe of potential buyers for the securities, should MMF desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

      * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

      * Repurchase Agreements Pertaining to the Above - MMF may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., MMF) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities might bear maturities exceeding one year. MMF's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of MMF to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. MMF may enter into repurchase agreements with its custodian (U.S. Bank, N.A.) when it is advantageous to do so. MMF will not invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

      * Funding Agreements - also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, MMF invests an amount of cash with an insurance company, and the insurance company credits such investment on a monthly basis with guaranteed interest that is based on an index. Funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. Funding agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. MMF will only purchase a funding agreement (i) when the Manager has determined that the funding agreement presents minimal credit risks to MMF and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument, and
            (ii) if it may receive all principal of, and accrued interest on, a funding agreement upon written notice and within a period of time not to exceed 397 days. Because MMF may not receive the principal amount of a funding agreement from the insurance company on seven days' notice or less, the funding agreement is considered an illiquid investment and, together with other investments in MMF that are not readily marketable, may not exceed 10% of MMF's assets. In determining average weighted portfolio maturity, a funding agreement will be deemed to have a maturity equal to the number of days remaining until the principal amount can be recovered through demand or the next interest reset date, whichever is earlier.

      Meeder Asset Management, Inc. (the "Manager") exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of MMF's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of MMF.

RATINGS

1. Moody's Investors Services, Inc.'s Corporate Bond Rating:

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

      AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

      AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

      A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. A-1 and P-1 Commercial Paper Ratings:

      Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A- 1, A-2, or A-3.

      The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

      Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

      U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

      Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. MMF could suffer a loss if the bank or securities broker with which MMF had a repurchase agreement were to default.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

      Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed accepted when a bank guarantees their payment at maturity.

      Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs, and funding agreements.

      Funding Agreements - See "Money Market Instruments - Funding Agreements" above.

INVESTMENT RESTRICTIONS

      The investment restrictions below have been adopted by MMF as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities.

      MMF may not:

      (a) Issue senior securities;

      (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost;

      (c) Act as underwriter of securities of other issuers;

      (d) Invest in real estate except for office purposes;

      (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

      (f) Lend its funds or other assets to any other person, however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted, provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets;

      (g) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation;

      (h) Invest more than 5% of its total assets (taken at value) in the securities of any one issuer, other than obligations of the U.S. Treasury; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust which is created specifically to invest in the shares of other investment companies;

      (i) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

      (j) Make any so-called short sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

      (k) Invest more than 25% of its total assets at time of purchase (taken at value) in the securities of companies in any one industry; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust which is created specifically to invest in the shares of other investment companies;

      (l) Invest in securities of other investment companies, except for purchases by MMF in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation or other acquisition; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust which is created specifically to invest in the shares of other investment companies;

      (m) Purchase or retain any securities of an issuer, any of whose officers, directors or security holders is an officer or director of the Trust if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

      (n) Invest in securities of companies which have a record of less than three years continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

      (o) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

      (p) Invest in warrants; and

      (q) Invest more than 10% of its assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements which mature in excess of seven days; however, this shall not prohibit the purchase of money market instruments or other securities which are not precluded by other particular restrictions.

      In order to comply with certain state investment restrictions, MMF 's operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

PURCHASE AND SALE OF PORTFOLIO SECURITIES

      MMF 's purchases and sales of securities usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. MMF does not anticipate paying brokerage commissions. Any transaction for which MMF pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers are purchased at the offered price.

      Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the shareholders of MMF rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

      Investment decisions for MMF will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, MMF and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. When purchases or sales of the same security for MMF and for investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

VALUATION OF PORTFOLIO SECURITIES

      The Money Market Portfolio will value its securities by the amortized cost method as it maintains a dollar-weighted average portfolio maturity of 90 days or less. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

      Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF YIELD


      The Fund will calculate its yield quotations based on the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Investors should recognize that yields are not necessarily representative of future results, but will vary as a function of market conditions and expenses incurred.

                         INVESTMENT ADVISER AND MANAGER

      Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for MMF. The Investment Advisory Contract for MMF was approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of MMF. The contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of MMF, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

      The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of MMF, by the Trustees of MMF, or by the Manager.

      Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

      Expenses of MMF also include all fees under its Administrative Services Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of MMF's custodian for all services to MMF, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

      The Manager earns an annual fee, payable in monthly installments, at the rate of 0.40% of the first $100 million and 0.25% in excess of $100 million, of average net assets.

      Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's fund accounting and transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

      The Manager's officers and directors are: Robert S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and President of the Trust. Wesley F. Hoag is an officer of the Trust.

                              OFFICERS AND TRUSTEES

      The Trust is managed by its trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for the other mutual funds comprising The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex or the Manager are indicated by an asterisk (*).

"Non-Interested" Trustees
------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                         Year First                                 Portfolios
                                         Elected A                                  in Fund       Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex(1)     During Past Five Years      Trustee       Trustee(2)
------------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         9             None
75                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Fund's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 66       Trustee         1984           Retired; formerly           9             Southtrust
500 Ocean Drive                                         Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group; member
                                                        of the Fund's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           Trustee, Meeder Premier     9             None
61                                                      Funds; President, Winston
Winston Financial, Inc.                                 Financial, Inc., which
200 TechneCenter                                        provides a variety of
Drive, Suite 200                                        marketing and consulting
Milford, OH  45150                                      services to investment
                                                        management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser; member of the
                                                        Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 73      Trustee         1982, 1998     Retired; formerly           9             None
8781 Dunsinane Drive                                    Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 42  Trustee         1998           Designer, Nicklaus          9             None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees(3),(4)
------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                         Year First                                 Portfolios
                                         Elected a                                  in Fund       Other
                                         Director                                   Complex       Directorships
                                         and/or Officer Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   of the Fund(1) During Past Five Years      Trustee       Trustee
------------------------------------------------------------------------------------------------------------------

ROBERT S. MEEDER,        Trustee         1982           Chairman of Meeder Asset    9             None
SR.*+, 75                                               Management, Inc., an
                                                        investment adviser;
                                                        Chairman and Director of
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent.
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   9             None
JR.*, 42                 President                      Management, Inc.
------------------------------------------------------------------------------------------------------------------

Other Officers(4)
--------------------------------------------------------------------------------------------------------
                                                Year First
                                                Elected an
                                                Officer of the    Principal Occupation(s)
Name, Address and Age    Position Held          Fund(1)           During Past Five Years
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 47     Vice President and     1994              Vice President, Secretary and
                         Secretary                                General Counsel of Meeder Asset
                                                                  Management, Inc. and Mutual Funds
                                                                  Service Co., the Fund's transfer
                                                                  agent (since July 1993);
--------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 34  Treasurer              2002              Treasurer and Manager/
                                                                  Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co.,
                                                                  the Fund's transfer agent (since
                                                                  April 1997).
--------------------------------------------------------------------------------------------------------

(1) Trustees and Officers of the Fund serve until their resignation, removal or retirement.

(2) This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

(3) "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

(4) All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.


* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser to MMF. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser to MMF. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser to MMF. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser to MMF.


+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

      Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father.

FUND SHARES OWNED BY TRUSTEES AS OF SEPTEMBER 30, 2004

-------------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range1 of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                       Shares Owned(1)            Overseen by Trustee
-------------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew                 $0                          Over $100,000
-------------------------------------------------------------------------------------------------------------

Walter L. Ogle                        $0                          Over $100,000
-------------------------------------------------------------------------------------------------------------

Charles A. Donabedian                 $0                          $50,001-$100,000
-------------------------------------------------------------------------------------------------------------

James W. Didion                       $0                          $1 - $10,000
-------------------------------------------------------------------------------------------------------------

Jack W. Nicklaus II                   $0                          $10,000 - $50,000
-------------------------------------------------------------------------------------------------------------

"Interested"  Trustees

Robert S. Meeder, Sr.                 $0                          Over $100,000
-------------------------------------------------------------------------------------------------------------

Robert S. Meeder, Jr.                 $0                          Over $100,000
-------------------------------------------------------------------------------------------------------------

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

      The following table shows the compensation paid by the Fund Complex as a whole to the Trustees of the Fund Complex during the fiscal year ended December 31, 2003.

                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              from the         Portfolio        Benefits Upon    Paid to
Trustee                       Portfolio(1)     Expense          Retirement       Trustee(1),(2)
                              ----------       -------          ---------------  --------------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         1,141            None             None             $13,099

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                1,141            None             None             $13,099

Charles A. Donabedian         1,308            None             None             $14,599

James Didion                  1,056            None             None             $12,099

Jack W. Nicklaus II           750              None             None             $9,099


(1) Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2003, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $1,141, Charles A. Donabedian - $1,308, Jack W. Nicklaus II - $750, and Walter L. Ogle - $1,141.


(2) The Fund Complex consists of 9 investment companies.


      Each Trustee who is not an "interested person" is paid a total meeting fee of $1,250 for each regular quarterly meeting he attends (in person or by telephone) on behalf of the Trust, the Portfolio and The Flex-funds family of funds for which Meeder also serves as the investment adviser. No compensation is paid for special meetings of the Trustees. Each Trustee who is not an "interested person" receives a total retainer of $2,500 per calendar quarter for the Trust, the Money Market Portfolio and the Meeder Advisor Funds. Each committee person who is not an "interested person" is paid a total of $500 for each committee meeting he attends (in person or by telephone) on behalf of the Trust, the Money Market Portfolio and the Meeder Advisor Funds. The Chairman of the Audit Committee receives a quarterly retainer of $500 in addition to any committee meeting fees he is entitled to.


      At the end of each calendar year, each non-interested Trustee's total compensation will be calculated (taking into account all Board, but not committee, meetings attended in the just completed year) as if the Trustee compensation formula for 2003 was in effect (the "2003 Formula"). If the non-interested Trustee's total compensation that would have been earned under the 2003 Formula exceeds $15,000, then the excess will be added to his compensation earned in accordance with the immediately preceding paragraph.

      The 2003 Formula is determined as follows:

      Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for the Money Market Portfolio and each of the funds in the Fund Complex that is not invested in the Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in the Money Market Portfolio, each fund in the Fund Complex that is not invested in the Money Market Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.0025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex that is not invested in the Money Market Portfolio, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of the Meeder Advisor Funds and The Flex-funds trusts, and the Money Market Portfolio are paid $500 for each Committee meeting attended.

      Trustees fees for the Money Market Portfolio totaled $6,452 for the year ended December 31, 2003 ($6,251 in 2002). The Chairman of the Audit Committee is paid an additional $500 quarterly for each meeting attended. All other officers and Trustees serve without compensation from any Fund or the Money Market Portfolio.


      The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2003, the Audit Committee met three times and the Nominating Committee did not meet.


      As of ________, 2004, The Trustees and officers of the Trust own, in the aggregate, ___% of MMF's total outstanding shares.


      The Trust and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by MMF. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of portfolio securities. The Code of Ethics for the Trust also restricts personal investing practices of trustees of the Trust who have knowledge about recent portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage MMF's portfolio.

                                DISTRIBUTION PLAN

      Rule 12b-1 (the Rule) under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Fund may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity which is primarily intended to result in the sale of Fund shares.

      The Fund has adopted a Distribution Plan (the "Plan") which authorizes, among other things, payment of incentives in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks and service organizations. Another class of recipients is banks.

      The Fund may expend as much as, but not more than, 3/100 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not interested persons of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan.

      The Plan is terminable at any time by vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of the Plan or by vote of a majority of MMF 's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of any of the Plans, upon not more than 60 days written notice to the service organization, or by the vote of the holders of a majority of the Fund's shares, or, upon 15 days notice, by a party to a service agreement.

      The Plan was approved by the Trust's Board of Trustees, who made a determination that there is a reasonable likelihood that the Plan will benefit the Fund. The Plan has been approved by shareholders and will continue in effect only if approved at least annually by the Board of Trustees.

                               REDEMPTIONS IN KIND

      The Trust has reserved the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                             ADDITIONAL INFORMATION

      Custodian -The Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, is custodian of all of MMF's assets.

      Auditors - KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio, 43215, serves as the Trust's and MMF's independent auditors. The auditors audit financial statements for the Fund and provide other assurance, tax, and related services.

      Stock Transfer Agent - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial and a sister company of Meeder Asset Management, Inc., provides to MMF accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fund accounting fee for the Fund is $30,000. Subject to the applicable minimum fee, the Fund's annual fund accounting fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Fund's average net assets.

      The transfer agent fee for MMF is the greater of $20 per shareholder account or 0.06% of the Fund's average net assets.

      Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of 0.05% of the Fund's average net assets. These fees are reviewable annually by the Trustees of the Trust. For the year ended December 31, 2003, total payments to Mutual Funds Service Co. amounted to $84,835 for MMF.

      Reports to Shareholders - The Fund provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                          ANTI-MONEY LAUNDERING PROGRAM

      The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                             PROXY VOTING PROCEDURES

      The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund's proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

                              FINANCIAL STATEMENTS

      Not applicable, as the Fund has only just commenced operations.

                                                                      Appendix I

                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally


      It is the policy of The Flex-funds (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.


      Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

      If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

      Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

      Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

      The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

      The Trust will retain records relating to the voting of proxies, including:

      o A copy of policies, procedures or guidelines relating to the voting of proxies.

      o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

      o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

      o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

      o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

      These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                                     PART C
                                OTHER INFORMATION

Item 22. Exhibits

      (a) Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

      (b) By-laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

      (c)   Not applicable.

      (d) Form of Investment Advisory Agreement between the Registrant and R. Meeder & Associates, Inc. - filed as an exhibit to Registrant's Post-Effective Amendment No. 17 on November 14, 1991, which exhibit is incorporated by reference herein.

      (e)   Not applicable.

      (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated by reference.

      (g) Custodian Agreement between the Registrant and The Huntington National Bank - filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 on or about April 30, 2004, which exhibit is incorporated by reference herein.

      (h) Administrative Services Agreement between The Flex-funds and Mutual Funds Service Co.--filed as an Exhibit to Registrant's Post-Effective Amendment No. 31 on or about February 28, 1995, which exhibit is incorporated by reference herein.

      (i)   Opinion and Consent of Counsel is to be filed herewith.

      (j)   Not applicable.

      (k)   Not applicable.

      (l)   Agreements etc. for initial capital, etc. -- reference is made to
            Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

      (m) Distribution Plan for the Sale of Shares of The Flex-funds Institutional Fund is filed herewith.

      (n)   Multiple Class Plan for The Money Market Fund is filed herewith.

      (o)   Not applicable.

      (p)   (1)   Code of Ethics of the Registrant - filed as an exhibit to the
                  Registrant's Post-Effective Amendment No. 43 on February 25,
                  2000, which exhibit is incorporated herein by reference.

            (2) Code of Ethics of Muirfield Investors, Inc. and R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

      (q) Powers of Attorney of Trustees of Registrant are incorporated by reference herein.

Item 23. Persons Controlled by or under Common Control with Registrant.

            None.

Item 24. Indemnification

            Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 25. Business and Other Connections of Investment Adviser.

            Not applicable.

Item 26. Principal Underwriters.

            Not applicable.

Item 27. Location of Accounts and Records.

            Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of The Huntington National Bank, the Trust's custodian, at 7 Easton Oval, Columbus, OH 43219. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 28. Management Services.

            None

Item 29. Undertakings.

            Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 11th day of October, 2004.

                                        THE FLEX-FUNDS


                                        BY: /s/ Wesley F. Hoag
                                           -------------------------------------
                                           Wesley F. Hoag, Vice President

      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                      Title                     Date
      ---------                      -----                     ----


Robert S. Meeder, Sr.*       Trustee                           October 11, 2004
---------------------------
Robert S. Meeder, Sr.


Milton S. Bartholomew*       Trustee                           October 11, 2004
---------------------------
Milton S. Bartholomew

James W. Didion*             Trustee                           October 11, 2004
---------------------------
James W. Didion

Charles A. Donabedian*       Trustee                           October 11, 2004
---------------------------
Charles A. Donabedian

/s/ Bruce E. McKibben        Treasurer, Principal Financial
---------------------------  Officer and Principal Accounting
Bruce E. McKibben            Officer                           October 11, 2004



Robert S. Meeder, Jr.*       President,                        October 11, 2004
---------------------------  Principal Executive Officer
Robert S. Meeder, Jr.        and Trustee
..


Jack W. Nicklaus II*         Trustee                           October 11, 2004
---------------------------
Jack W. Nicklaus II

Walter L. Ogle*              Trustee                           October 11, 2004
---------------------------
Walter L. Ogle

*By: /s/ Wesley F. Hoag
    -------------------------------------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on behalf
    of those indicated pursuant to Powers of Attorney